Collaboration Agreements - Additional Information (Details) € in Millions					12 Months Ended
	Apr. 03, 2014	Dec. 14, 2011 USD ($) Serotype	Aug. 18, 2009 USD ($)	Mar. 12, 2009 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 Dose	Dec. 31, 2012 USD ($)
Accrued royalties, current					$ 0	$ 9,000		$ 0
Milestone fee recorded research and development expenses						611,000	€ 0.5		$ 568,000	€ 0.5
Payments to acquire productive assets					0	0		87,000
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement
Term of Collaboration Agreement				8 years
Collaborative arrangements and noncollaborative arrangement payment for transfer of additional serotypes and related technology		$ 300,000
Number of additional serotypes signed for transfer | Serotype		6
Collaborative arrangements and noncollaborative arrangement milestone payments incurred									1,200,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for agreement before amendment									$ 1,000,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for amended agreement											$ 200,000
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Maximum [Member]
Collaborative arrangements and noncollaborative arrangement milestone payments				$ 3,000,000
Royalty payment on net sales				10.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Minimum [Member]
Royalty payment on net sales				6.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement Third Amendment
Collaborative arrangements and noncollaborative arrangement milestone payments incurred					0	0		0
National Institute of Health | Patent License Agreement
Term of Collaboration Agreement			8 years
Collaborative arrangements and noncollaborative arrangement license issue royalty			$ 80,000
Collaborative arrangements and noncollaborative arrangement license royalty payments upon achievement of each benchmark						330,000
Royalty expense					1,000	16,000		0
National Institute of Health | Patent License Agreement | Maximum [Member]
Royalty payment on net sales			4.00%
National Institute of Health | Patent License Agreement | Minimum [Member]
Royalty payment on net sales			1.50%
Collaborative arrangements and noncollaborative arrangement non refundable annual royalty			$ 8,000
Medimmune LLC | H5N1 Licenses
Collaborative arrangements and noncollaborative arrangement milestone payments incurred						$ 9,900,000
Collaborative arrangements and noncollaborative arrangement licenses fees and royalties paid														$ 3,400,000
Number of doses of vaccines from Chinese government | Dose													3,000,000
Institute for Translational Vaccinology
Term of Collaboration Agreement	50 years
Collaborative arrangements and noncollaborative arrangement milestone payments | €												€ 1.5
Collaborative arrangements and noncollaborative arrangement entrance fees and milestone payments											$ 2,406,000
Expense incurred or paid					$ 0			$ 0